Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventories [Abstract]
Inventories

Note 7—Inventories

Inventories consist of the following:

	September 30, 2011	December 31, 2010
Raw materials	$16,087	$7,297
Work in process	946	281
Finished goods	28,460	21,407

Total	$45,493	$28,985

Note 8—Inventories Inventories consist of the following at December 31:

	2010	2009
Raw materials	$7,297	$743
Work in process	281	22
Finished goods	21,407	12,075

Total	$28,985	$12,840